Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Intangible Assets [Line Items]
Fair value of net assets acquired	$ 12,808,197		$ 12,808,197
Goodwill	15,078,234		15,060,197
Amortization expense	656,833		93,833
Capitalized certain software development costs	18,037
Amortization expense	563,000		2,158,167
Goodwill [Member]
Intangible Assets [Line Items]
Goodwill	$ 12,808,197		$ 12,808,197